Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV [Table Text Block]
The following tables set forth by level within the fair value hierarchy a summary of the Plan’s interest in Master Trust and Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Fair Value Measurements at December 31, 2025
(in thousands)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Total Fair Value

Cash and cash equivalents	$61,365	$—	$61,365
Debt securities:
U.S. government and agencies	77,846	186,311	264,157
Corporate and other	—	198,274	198,274
Mutual funds	239	—	239
Self-directed brokerage accounts	1,156,447	39,337	1,195,784
Common stock	2,542,342	—	2,542,342

Total assets in the fair value hierarchy	$3,838,239	$423,922	4,262,161

Instruments measured at NAV			24,652,641

Total investments at fair value			$28,914,802

	Fair Value Measurements at December 31, 2024
(in thousands)	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Total Fair Value

Cash and cash equivalents	$27,785	$—	$27,785
Debt securities:
U.S. government and agencies	76,137	162,636	238,773
Corporate and other	—	200,107	200,107
Mutual funds	616,141	—	616,141
Self-directed brokerage accounts	924,672	32,256	956,928
Common stock	2,731,135	—	2,731,135

Total assets in the fair value hierarchy	$4,375,870	$394,999	4,770,869

Instruments measured at NAV			20,479,663

Total investments at fair value			$25,250,532
Investments Measured Using the NAV Per Share Practical Expedient
The following table summarizes investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024.

Investment	Fair Value(1)	Unfunded Commitment	Redemption Frequency(2)	Redemption Notice Period(3)(4)
	(in thousands)	(in thousands)
December 31, 2025

Common collective trusts	$24,652,641	$—	Immediate	Various

December 31, 2024

Common collective trusts	$20,479,663	$—	Immediate	Various
(1)    The fair value of investments are based on the fair values of the underlying investments in the funds.
(2)    Certain events may cause funds held in the common collective trusts to be deferred, including, but not limited to, the following:
(i)Closing or disruption of the financial markets or exchanges in which a transaction is unable to be settled prudently.
(ii)An emergency situation in which the disposition of assets would be seriously prejudicial to participants.
(iii)Breakdown in the means of communication normally employed to determine fair market value of an investment.
(iv)Investments cannot be effected at normal rates of exchange.
None of these events occurred in 2025 and 2024.
(3)    Certain common collective trusts require redemption notice periods for plan withdrawals at the discretion of the investment advisor.
(4) Certain common collective trusts require redemption notice periods for participant withdrawals at the discretion of the investment advisor.